UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2008.

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:      Raffles Associates, L.P.

   Address:   2 Penn Plaza, Suite 1920A, New York, NY 10121.

   Form 13F File Number:   028-12413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:    Paul H. O'Leary
   Title:   President of General Partner
   Phone:   212-760-2322

Signature, Place and Date of Signing:

  /s/ Paul H. O'Leary               New York, NY            February 3, 2009

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Raffles Associates, L.P.

Report Summary:

   Number of Other Included Managers:               0
   Form 13F Information Table Entry Total:         63
   Form 13F Information Table Value Total:   $48,234,000

List of Other Included Managers:

   None

RAFFLES ASSOCIATES LP

                        SEC 13F             POSITION ANALYSIS REPORT

                                 TITLE OF                      VALUE    SHARES/ SH/  PUT/  INVSTMT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER                CLASS              CUSIP    (x$1000)  PRN AMT PRN  CALL  DSCRETN MANAGERS   SOLE    SHARED   NONE
-----------------------          --------          ---------  --------  ------- ---  ----  ------- -------- -------- -------- ------
AERCAP HOLDINGS NV               SHS               N00985106    256       85,100 SH
AFC ENTERPRISES INC              COM               00104Q107    177       37,800 SH
ALABAMA AIRCRAFT IND INC         COM               01023E100     59       34,767 SH
ALEXCO RESOURCE CORP             COM               01535P106    461      342,171 SH
AMERICA SVC GROUP INC            COM               02364L109  3,289      307,404 SH
AMERICAN CMNTY PPTYS TR          COM               02520N106     59       13,600 SH
AMERICAN INDEPENDENCE CORP       COM NEW           26760405     973      353,867 SH
APPROACH RESOURCES INC           COM               03834A103    585       80,000 SH
AVALON HLDGS CORP                CL A              05343P109    233      157,439 SH
BALDWIN TECHNOLOGY INC           CL A              58264102     103       59,900 SH
BANRO CORP                       COM               66800103     288      280,000 SH
BCSB BANCORP INC                 COM               55367106     305       35,000 SH
BOEING CO                        COM               97023105     427       10,000 SH
BROADPOINT SECURITIES GRP IN     COM               11133V108    159       53,684 SH
CANADIAN SUPERIOR ENERGY INC     COM               136644101  1,802    1,827,300 SH
CAPITAL BK CORP                  COM               139793103  2,291      373,143 SH
CORRIENTE RES INC                COM NEW           22027E409  1,668      521,720 SH
CRUSADER ENERGY GROUP INC        COM               228834107     49       42,200 SH
ENPRO INDS INC                   COM               29355X107    495       22,962 SH
ETRIALS WORLDWIDE INC            COM               29786P103     15       17,300 SH
EXETER RES CORP                  COM               301835104    390      200,000 SH
FIRST FED BANCSHARES ARK INC     COM               32020F105    609       82,807 SH
FRIEDMAN BILLINGS RAMSEY GRO     CL A              358434108     85      500,000 SH
FRONTEER DEV GROUP INC           COM               35903Q106    129       65,800 SH
GEOEYE INC                       COM               37250W108  1,133       58,900 SH
GTSI CORP                        COM               36238K103    490       81,746 SH
GULFPORT ENERGY CORP             COM NEW           402635304    500      126,590 SH
IDEATION ACQUISITION CORP        *W EXP 11/19/201  451665111     23      469,700 SH
I-MANY INC                       COM               44973Q103    257    1,169,319 SH
INDEPENDENCE HLDG CO NEW         COM NEW           453440307    179       49,509 SH
INTERSTATE HOTELS & RESRTS I     COM               46088S106    157      226,846 SH
ISHARES TR                       20+ YR TRS BD     464287432  2,387       20,000 SH
KODIAK OIL & GAS CORP            COM               50015Q100    490    1,300,000 SH
LIBERTY GLOBAL INC               COM SER C         530555309  3,001      197,694 SH
LIBERTY GLOBAL INC               COM SER A         530555101  3,924      246,485 SH
LIBERTY MEDIA CORP NEW           ENT COM SER A     53071M500    624       35,680 SH
LIBERTY MEDIA CORP NEW           CAP COM SER A     53071M302    401       85,070 SH
LUNDIN MINING CORP               COM               550372106    270      275,700 SH
MAG SILVER CORP                  COM               55903Q104  1,726      383,900 SH
MAYS J W INC                     COM               578473100    203       45,020 SH
MEDQUIST INC                     COM               584949101     89       43,465 SH
MERCER INS GROUP INC             COM               587902107  1,411      111,635 SH
MERRIMAC INDS INC                COM               590262101    316      111,800 SH
MOUNTAIN PROV DIAMONDS INC       COM NEW           62426E402  1,226    1,406,927 SH
NAPCO SEC SYS INC                COM               630402105    564      436,889 SH
NEVSUN RES LTD                   COM               64156L101    198      253,811 SH
NYFIX INC                        COM               670712108    228      253,096 SH
OMEGA PROTEIN CORP               COM               68210P107    345       86,061 SH
PLATO LEARNING INC               COM               72764Y100    106       88,732 SH
POLYMET MINING CORP              COM               731916102    996    1,426,200 SH
PRESIDENTIAL RLTY CORP NEW       CL B              741004204     72       44,600 SH
PROVIDENT FINL HLDGS INC         COM               743868101    814      180,000 SH
RAND LOGISTICS INC               COM               752182105    739      187,148 SH
REIS INC                         COM               75936P105    980      195,909 SH
RENTRAK CORP                     COM               760174102    869       73,734 SH
ROCK OF AGES CORP                CL A              772632105    125       62,324 SH
SOUTHERN MO BANCORP INC          COM               843380106    884       79,710 SH
SPDR GOLD TRUST                  GOLD SHS          78463V107  4,759       55,000 SH
TOREADOR RES CORP                COM               891050106  1,940      353,371 SH
TTI TEAM TELECOM INTL LTD        ORD               M88258104    210      355,254 SH
U S ENERGY CORP WYO              COM               911805109    455      277,273 SH
VICON INDS INC                   COM               925811101     73       13,141 SH
WILSHIRE ENTERPRISES INC         COM               971889100    163      164,400 SH

                                                    TOTAL    48,234